Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, on its consolidated balance sheets:

	September 30, 2018	December 31, 2017
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$701	$90
Foreign exchange forward contracts designated as hedging instruments	172	263

Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(149)	(921)
Foreign exchange forward contracts designated as hedging instruments	(189)	-
	$535	$(568)